Description of Organization and Business Operations - Additional Information (Detail) - USD ($)				3 Months Ended		4 Months Ended	7 Months Ended
	Aug. 14, 2022	Aug. 24, 2020	Aug. 14, 2020	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Class of Stock [Line Items]
Proceeds from the initial public offering, gross			$ 345,000,000
Offering costs incurred			19,400,000
Deferred underwriting commissions			$ 12,100,000	$ 12,075,000			$ 12,075,000
Proceeds received from the issuance of Private Placement Warrants		$ 8,900,000					8,900,000
Initial fair value of warrant liabilities							26,602,699
Loss on excess of fair value over cash received for Private Placement Warrants					$ (4,216,725)	$ 4,216,725	4,216,725
Investment securities maturity period			185 days
Cash				$ 162,532			$ 1,313,454
Minimum percentage of fair market value of business acquisition to assets in trust account				80.00%			80.00%
Minimum percentage of outstanding voting securities to be acquired for completion of business combination				50.00%			50.00%
Minimum net tangible assets to complete business combination				$ 5,000,001			$ 5,000,001
Percentage of public shares required to repurchase if business combination is not completed within specific period				100.00%			100.00%
Interest income				$ 16,333			$ 18,957
Working capital deficit				$ 5,046,915,000			26,000
Public warrant, class a common stock exercise price per share (in usd per share)				$ 11.50
Interest income				$ 7,390,000
Fair Value, Recurring [Member]
Class of Stock [Line Items]
Initial fair value of warrant liabilities							$ (26,602,699)
Subsequent Event [Member]
Class of Stock [Line Items]
Percentage of public shares required to repurchase if business combination is not completed within specific period	100.00%
Period from closing of public offering to complete business combination	24 months
Interest to pay dissolution expenses, maximum	$ 100,000
Common Class A
Class of Stock [Line Items]
Percentage of aggregate common shares that may be redeemed without prior consent				15.00%			15.00%
IPO [Member]
Class of Stock [Line Items]
Stock issued during period, new issues (in shares)			34,500,000
Initial redemption price per share (in usd per share)			$ 10.00	$ 10.00			$ 10.00
Class of warrant or right, number of securities called by warrants (per warrant)				6,900,000			6,900,000
Public warrant, class a common stock exercise price per share (in usd per share)			$ 11.50
IPO [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Initial redemption price per share (in usd per share)	$ 10.00
Over-Allotment Option
Class of Stock [Line Items]
Stock issued during period, new issues (in shares)			4,500,000
Private Placement [Member]
Class of Stock [Line Items]
Class of warrant or right, number of securities called by warrants (per warrant)		5,933,333	5,933,333	5,933,333			5,933,333
Price paid per share (in usd per share)		$ 1.50
Loss on excess of fair value over cash received for Private Placement Warrants		$ 4,216,725
Public warrant, class a common stock exercise price per share (in usd per share)			$ 11.50	$ 11.50			$ 11.50
Private Placement [Member] | Fair Value, Recurring [Member]
Class of Stock [Line Items]
Initial fair value of warrant liabilities		$ 13,116,725
Private Placement [Member] | Common Class A
Class of Stock [Line Items]
Public warrant, class a common stock exercise price per share (in usd per share)			$ 11.50	$ 11.50			$ 11.50